Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Schedule of movements of the allowance for doubtful accounts	The following table sets out movements of the allowance for doubtful accounts for the years ended December 31, 2018, 2019 and 2020:

	For the Year Ended December 31,
	2018	2019	2020
		RMB in thousands
Beginning balance prior to ASC 326	—	—	17,696
Impact of adoption to ASC 326	—	—	17,900
Beginning balance	4,516	14,420	35,596

Provisions	10,904	9,396	99,165
Write-offs	(1,000)	(6,120)	(13,758)
Ending balance	14,420	17,696	121,003

Schedule of estimated useful lives of the intangible assets	Major identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Licensed copyrights of content	shorter of the licensed period or projected useful life of the content, mainly vary from 1 to 8 years
License rights of mobile games	shorter of the licensed period or projected useful life of mobile games, mainly vary from 1 to 3 years
Intellectual property and others	1 - 10 years, based on the underlying intangible assets expected to contribute to the future cash flows

Schedule of future lease payments under operating leases	Future lease payments under operating leases as of December 31, 2020 were as follows:

December 31, 2020
RMB in thousands
2021	156,869
2022	171,923
2023	106,253
2024	43,575
2025 and thereafter	17,813

Total future lease payments	496,433
Impact of discounting remaining lease payments	(42,642)

Total lease liabilities	453,791

Future lease payments under leases as of December 31, 2018 were as follows:

Operating Leases*
RMB in thousands
2019	65,400
2020	72,230
2021	73,054
2022	69,681
Beyond 2022	19,544

*	Amounts are based on ASC 840, Leases that were superseded upon the Company’s adoption of ASC 842 , Leases on January 1, 2019.

Schedule of Lease Cost

	For the Year Ended December 31,
	2019	2020
	RMB in thousands
Cash payments for operating leases	67,535	107,772
Right-of-use assets obtained in exchange for operating lease liabilities	96,692	260,867

Schedule of net revenues disaggregated by revenue sources

	For the Year Ended December 31,
	2018	2019	2020
	RMB in thousands
Mobile games	2,936,331	3,597,809	4,803,382
Value-added services (formerly known as Live broadcasting and VAS)	585,643	1,641,043	3,845,663
Advertising	463,490	817,016	1,842,772
E-commerce and others	143,467	722,054	1,507,159

Total net revenues	4,128,931	6,777,922	11,998,976

Schedule of appropriations to general reserve funds and statutory surplus funds

	For the Year Ended December 31,
	2018	2019	2020
	RMB in thousands
Appropriations to general reserve funds and statutory surplus funds	3,591	5,797	4,421